Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	RPX Corp
Entity Central Index Key	0001509432
Entity Filer Category	Non-accelerated Filer
Document Creation Date	Sep. 12, 2011